Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	TODOS MEDICAL LTD.
Entity Central Index Key	0001645260
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Non-accelerated Filer